Divestment - Equity Method Investment Summarized Financial Information (Details) (Asm Pacific Technology Ltd [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Asm Pacific Technology Ltd [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Percent of summarized earnings information of equity investment	100.00%
Net sales	€ 1,051,376
Income before income tax	65,269
Net earnings	53,244
Percent of summarized balance sheet information of equity investment	100.00%
Current assets	749,924
Non-current assets	254,525
Current liabilities	308,922
Non-current liabilities	33,287
Equity	€ 662,240